SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments	10.00%
Segment reporting Information
Goodwill	$ 229,279	$ 229,279
Revenues from Mining Operations	1,917,714	1,821,799	1,422,521
Production Costs	(897,712)	(876,078)	(677,472)
Exploration and Corporate Development	(109,500)	(75,721)	(54,958)
Amortization of Property Plant and Mine Development	(271,861)	(261,781)	(192,486)
Foreign currency translation (Loss) Gain	(16,320)	1,082	(19,536)
Loss on Goldex mine		(302,893)
Impairment loss on Meadowbank mine		(907,681)
Segment Income (Loss)	622,321	(601,273)	478,069
Interest and sundry expense	(2,389)	(5,188)	10,254
Gain on sale of available-for-sale securities	9,733	4,907	19,487
Gain (loss) on derivative financial instruments	(819)	3,683	7,612
Gain on acquisition of Comaplex Minerals Corp., net of transaction costs			57,526
General and administrative expenses	(119,085)	(107,926)	(94,327)
Impairment loss on available-for-sale securities	(12,732)	(8,569)
Provincial capital tax	(4,001)	(9,223)	6,075
Long-term debt interest costs	(57,887)	(55,039)	(49,493)
Income (loss) before income and mining taxes	435,141	(778,628)	435,203
Total Assets	5,255,842	5,034,262
Capital Expenditures	445,550	482,831	511,641
Meliadine Mine Project
Segment reporting Information
Goodwill	200,100
La India Mine Project
Segment reporting Information
Goodwill	29,200
Canada
Segment reporting Information
Revenues from Mining Operations	1,182,621	1,217,858	1,086,744
Production Costs	(646,733)	(619,987)	(499,621)
Exploration and Corporate Development	(37,627)
Amortization of Property Plant and Mine Development	(204,243)	(198,219)	(140,024)
Foreign currency translation (Loss) Gain	(6,294)	(2,825)	(22,815)
Loss on Goldex mine		(302,893)
Impairment loss on Meadowbank mine		(907,681)
Segment Income (Loss)	287,724	(813,747)	424,284
Total Assets	3,279,881	3,205,158
Capital Expenditures	316,234	347,790	335,198
Latin America
Segment reporting Information
Revenues from Mining Operations	450,664	378,329	175,637
Production Costs	(152,942)	(145,614)	(90,116)
Amortization of Property Plant and Mine Development	(37,527)	(36,988)	(21,134)
Foreign currency translation (Loss) Gain	3,305	4,955	2,126
Segment Income (Loss)	263,500	200,682	66,513
Total Assets	1,069,379	1,020,078
Capital Expenditures	69,225	39,966	104,475
Europe
Segment reporting Information
Revenues from Mining Operations	284,429	225,612	160,140
Production Costs	(98,037)	(110,477)	(87,735)
Amortization of Property Plant and Mine Development	(30,091)	(26,574)	(31,231)
Foreign currency translation (Loss) Gain	(18,726)	(1,063)	2,780
Segment Income (Loss)	137,575	87,498	43,954
Total Assets	846,941	771,714
Capital Expenditures	60,036	86,514	71,968
Exploration
Segment reporting Information
Exploration and Corporate Development	(71,873)	(75,721)	(54,958)
Amortization of Property Plant and Mine Development			(97)
Foreign currency translation (Loss) Gain	5,395	15	(1,627)
Segment Income (Loss)	(66,478)	(75,706)	(56,682)
Total Assets	59,641	37,312
Capital Expenditures	55	8,561
Corporate and Other Income (Loss)
Segment reporting Information
Segment Income (Loss)	622,321	(601,273)	478,069
Interest and sundry expense	(2,389)	(5,188)	10,254
Gain on sale of available-for-sale securities	9,733	4,907	19,487
Gain (loss) on derivative financial instruments	(819)	3,683	7,612
Gain on acquisition of Comaplex Minerals Corp., net of transaction costs			57,526
General and administrative expenses	(119,085)	(107,926)	(94,327)
Impairment loss on available-for-sale securities	(12,732)	(8,569)
Provincial capital tax	(4,001)	(9,223)	6,075
Long-term debt interest costs	(57,887)	(55,039)	(49,493)
Income (loss) before income and mining taxes	$ 435,141	$ (778,628)	$ 435,203